Jun. 15, 2018
Principal Funds, Inc.

Supplement dated June 15, 2018
to the Statutory Prospectus dated December 31, 2017
(as supplemented on January 8, 2018, January 30, 2018, and March 16, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
Delete the second paragraph under Principal Investment Strategies and replace with the following:
In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, determines the Fund's strategic asset allocation among strategies that are executed by multiple sub-advisors. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.

The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate and energy/natural resources industries. The Fund invests in U.S. and foreign securities. The Fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fixed income portion of the Fund is not managed to a particular maturity or duration.

Principal Funds Inc | Dynamic Floating Rate High Income Fund
DYNAMIC FLOATING RATE HIGH INCOME FUND
On June 12, 2018, the Board of Directors of Principal Funds, Inc. approved the Plan of Liquidation and Termination (the “Plan”) for the Dynamic Floating Rate High Income Fund (the “Fund”). Effective as of the close of the New York Stock Exchange on August 10, 2018, the Fund is no longer available for purchase from new investors. Pursuant to the Plan, the Fund will liquidate on or about October 19, 2018. All outstanding shares will be redeemed at net asset value, proceeds will be sent to shareholders of record, and the Fund will discontinue its operations. In light of the anticipated liquidation, the Fund may deviate from its stated investment objective and strategies.

On or about October 19, 2018, delete all references to the Dynamic Floating Rate High Income Fund from the prospectus.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
Delete the first paragraph under Principal Investment Strategies and replace with the following:
Principal Global Investors, LLC ("PGI"), the Fund's investment advisor, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. In managing the Fund, PGI allocates the Fund’s assets among the investment strategies described below, which one or more of the Fund's sub-advisors execute. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.

Principal Funds Inc | Multi-Manager Equity Long/Short Fund
MULTI-MANAGER EQUITY LONG/SHORT FUND
Delete the first paragraph under Principal Investment Strategies and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivatives on equity securities, at the time of purchase. Principal Global Investors, LLC (“PGI"), the Fund’s investment advisor, strategically allocates the Fund's assets among investment strategies, which one or more of the Fund’s sub-advisor s execute using various methods such as fundamental analysis and systematic framework. PGI retains considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.